Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
Fair Value Measurements

The classification of the Plan's fair value measurements requires judgment regarding the degree to which market data are observable or corroborated by observable market data. GAAP establishes a fair value hierarchy that prioritizes the inputs used to measure fair value based on observable and unobservable data. The hierarchy categorizes the inputs into three levels, with the highest priority given to quoted prices in active markets for identical unrestricted assets or liabilities (Level 1) and the lowest priority given to unobservable inputs (Level 3). Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels defined in the fair value hierarchy and examples of each are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical unrestricted assets or liabilities that are accessible by the Plan at the measurement date. Instruments classified as Level 1 include investments in common stocks, mutual funds, interest-bearing cash and the stable value collective trust.

Level 2 inputs are inputs other than quoted prices in active markets included within Level 1 that are either directly or indirectly observable at the reporting date for the asset or liability for substantially the full term of the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active. The Plan holds no Level 2 investments.

Level 3 inputs are prices or valuation techniques for the asset or liability that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity). Unobservable inputs reflect the Plan's own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). The Plan holds no Level 3 investments.

The following tables summarize the Plan's investments that are measured at fair value on a recurring basis at December 31, 2025 and 2024.

	December 31, 2025	Level 1
Common stock	$134,020,028	$134,020,028
Mutual funds	701,437,101	701,437,101
Self-directed brokerage account	59,786,588	59,786,588
Interest-bearing cash	172,172	172,172
Stable value collective trust	21,948,629	21,948,629
Total investments at fair value	$917,364,518	$917,364,518

	December 31, 2024	Level 1
Common stock	$136,959,515	$136,959,515
Mutual funds	607,762,363	607,762,363
Self-directed brokerage account	48,225,625	48,225,625
Interest-bearing cash	167,919	167,919
Stable value collective trust	27,649,926	27,649,926
Total investments at fair value	$820,765,348	$820,765,348